UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ClearBridge Small Cap Growth Fund
Class A [SASMX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$133	1.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Small Cap Growth Fund returned 23.73%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7981-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	23.73	6.19	7.98
Class A (with sales charge)	16.92	4.94	7.34
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7981-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7981-ATSR-1224

ClearBridge Small Cap Growth Fund
Class C [SCSMX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$221	1.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Small Cap Growth Fund returned 22.75%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7855-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	22.75	5.38	7.20
Class C (with sales charge)	21.75	5.38	7.20
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7855-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7855-ATSR-1224

ClearBridge Small Cap Growth Fund
Class FI [LMPSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$134	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Small Cap Growth Fund returned 23.73%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7909-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	23.73	6.15	7.98
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7909-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7909-ATSR-1224

ClearBridge Small Cap Growth Fund
Class R [LMPOX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$165	1.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Small Cap Growth Fund returned 23.37%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7908-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	23.37	5.86	7.67
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7908-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7908-ATSR-1224

ClearBridge Small Cap Growth Fund
Class I [SBPYX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$102	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Small Cap Growth Fund returned 24.06%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7868-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	24.06	6.47	8.29
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7868-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7868-ATSR-1224

ClearBridge Small Cap Growth Fund
Class IS [LMOIX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$87	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Small Cap Growth Fund returned 24.25%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7978-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	24.25	6.61	8.44
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7978-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7978-ATSR-1224

ClearBridge Small Cap Growth Fund
Class 1 [LMPMX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$103	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class 1 shares of ClearBridge Small Cap Growth Fund returned 24.07%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

ClearBridge Small Cap Growth Fund	PAGE 1	7911-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class 1	24.07	6.47	8.25
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Growth Fund	PAGE 2	7911-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Growth Fund	PAGE 3	7911-ATSR-1224

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2023 and October 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $325,110 in October 31, 2023 and $350,718 in October 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2023 and $0 in October 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $100,500 in October 31, 2023 and $100,500 in October 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in October 31, 2023 and $0 in October 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $799,106 in October 31, 2023 and $811,835 in October 31, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Small Cap Growth Fund
Financial Statements and Other Important Information
Annual  | October 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 0.8%
Media — 0.8%
Integral Ad Science Holding Corp.	2,181,367	$25,827,385 *

Consumer Discretionary — 7.1%
Automobile Components — 0.6%
Fox Factory Holding Corp.	560,782	20,182,544 *
Broadline Retail — 1.2%
Global-e Online Ltd.	1,037,400	39,877,656 *
Diversified Consumer Services — 0.8%
Duolingo Inc.	89,700	26,279,409 *
Hotels, Restaurants & Leisure — 3.0%
Dutch Bros Inc., Class A Shares	727,525	24,095,628 *
Wingstop Inc.	252,098	72,526,074
Total Hotels, Restaurants & Leisure		96,621,702
Household Durables — 0.8%
Installed Building Products Inc.	115,358	25,021,150
Specialty Retail — 0.7%
Abercrombie & Fitch Co., Class A Shares	158,200	20,849,178 *

Total Consumer Discretionary		228,831,639
Consumer Staples — 8.2%
Consumer Staples Distribution & Retail — 7.5%
BJ’s Wholesale Club Holdings Inc.	877,526	74,352,778 *
Casey’s General Stores Inc.	232,889	91,762,924
Grocery Outlet Holding Corp.	1,662,182	23,769,202 *
Performance Food Group Co.	644,896	52,397,800 *
Total Consumer Staples Distribution & Retail		242,282,704
Personal Care Products — 0.7%
e.l.f. Beauty Inc.	214,791	22,606,753 *

Total Consumer Staples		264,889,457
Energy — 4.3%
Energy Equipment & Services — 2.9%
Cactus Inc., Class A Shares	1,080,634	64,070,790
ChampionX Corp.	605,812	17,096,015
Expro Group Holdings NV	825,800	10,528,950 *
Total Energy Equipment & Services		91,695,755
Oil, Gas & Consumable Fuels — 1.4%
Matador Resources Co.	881,573	45,938,769

Total Energy		137,634,524
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 10.9%
Banks — 0.8%
Wintrust Financial Corp.	235,400	$27,280,506
Capital Markets — 5.5%
Hamilton Lane Inc., Class A Shares	573,662	103,052,642
PJT Partners Inc., Class A Shares	540,110	75,053,685
Total Capital Markets		178,106,327
Financial Services — 3.9%
NMI Holdings Inc.	658,672	25,477,433 *
Shift4 Payments Inc., Class A Shares	1,093,560	98,901,567 *
Total Financial Services		124,379,000
Insurance — 0.7%
Oscar Health Inc., Class A Shares	577,100	9,695,280 *
Trupanion Inc.	256,785	14,066,682 *
Total Insurance		23,761,962

Total Financials		353,527,795
Health Care — 20.7%
Biotechnology — 6.7%
Biohaven Ltd.	384,650	19,140,184 *
Blueprint Medicines Corp.	253,900	22,218,789 *
Insmed Inc.	799,600	53,797,088 *
Mirum Pharmaceuticals Inc.	648,193	24,929,503 *
TG Therapeutics Inc.	364,100	9,124,346 *
Ultragenyx Pharmaceutical Inc.	314,971	16,060,371 *
Vaxcyte Inc.	521,600	55,472,160 *
Viking Therapeutics Inc.	225,600	16,365,024 *
Total Biotechnology		217,107,465
Health Care Equipment & Supplies — 4.8%
CONMED Corp.	212,000	14,466,880
Insulet Corp.	140,508	32,531,817 *
Lantheus Holdings Inc.	268,916	29,537,734 *
Penumbra Inc.	342,421	78,369,894 *
Total Health Care Equipment & Supplies		154,906,325
Health Care Providers & Services — 4.9%
HealthEquity Inc.	810,249	69,073,727 *
RadNet Inc.	549,000	35,706,960 *
Surgery Partners Inc.	1,867,206	53,775,533 *
Total Health Care Providers & Services		158,556,220
Health Care Technology — 0.3%
Certara Inc.	957,518	9,766,683 *
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 2.0%
Azenta Inc.	311,145	$12,784,948 *
Medpace Holdings Inc.	163,416	51,348,575 *
Total Life Sciences Tools & Services		64,133,523
Pharmaceuticals — 2.0%
Intra-Cellular Therapies Inc.	773,424	65,547,684 *

Total Health Care		670,017,900
Industrials — 20.6%
Aerospace & Defense — 2.7%
BWX Technologies Inc.	322,779	39,298,343
Moog Inc., Class A Shares	249,755	47,103,793
Total Aerospace & Defense		86,402,136
Air Freight & Logistics — 1.7%
GXO Logistics Inc.	939,569	56,195,622 *
Building Products — 2.4%
Trex Co. Inc.	1,107,197	78,444,908 *
Construction & Engineering — 1.3%
Construction Partners Inc., Class A Shares	512,100	40,317,633 *
Electrical Equipment — 0.6%
Bloom Energy Corp., Class A Shares	1,960,062	18,816,595 *
Ground Transportation — 2.8%
XPO Inc.	696,981	90,976,930 *
Machinery — 3.7%
RBC Bearings Inc.	291,490	81,719,221 *
Tennant Co.	439,671	38,497,593
Total Machinery		120,216,814
Professional Services — 1.2%
Paycor HCM Inc.	2,446,568	36,918,711 *
Trading Companies & Distributors — 4.2%
FTAI Aviation Ltd.	185,100	24,884,844
H&E Equipment Services Inc.	1,287,455	67,269,524
McGrath RentCorp.	222,765	25,328,381
Xometry Inc., Class A Shares	933,596	18,373,169 *
Total Trading Companies & Distributors		135,855,918

Total Industrials		664,145,267
Information Technology — 23.1%
Electronic Equipment, Instruments & Components — 2.7%
Fabrinet	115,400	27,807,938 *
Novanta Inc.	138,651	23,603,946 *
OSI Systems Inc.	275,937	36,481,631 *
Total Electronic Equipment, Instruments & Components		87,893,515
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

IT Services — 3.0%
	Wix.com Ltd.	585,605	$97,866,307 *
Semiconductors & Semiconductor Equipment — 2.9%
	Allegro MicroSystems Inc.	1,639,238	34,161,720 *
	Lattice Semiconductor Corp.	1,189,503	60,260,222 *
Total Semiconductors & Semiconductor Equipment			94,421,942
Software — 14.5%
	Aspen Technology Inc.	246,346	57,824,796 *
	Blackbaud Inc.	219,069	16,541,900 *
	Brain Corp.	598,883	3,473,898 *(a)(b)(c)
	Intapp Inc.	582,772	29,237,671 *
	Jamf Holding Corp.	1,425,101	23,713,681 *
	Klaviyo Inc., Class A Shares	1,339,099	50,925,935 *
	nCino Inc.	956,362	35,672,303 *
	Onestream Inc.	264,959	7,821,590 *
	PagerDuty Inc.	2,338,864	42,239,884 *
	Qualys Inc.	136,117	16,230,591 *
	Sprout Social Inc., Class A Shares	1,450,275	38,417,785 *
	Varonis Systems Inc.	1,629,054	82,055,450 *
	Zeta Global Holdings Corp., Class A Shares	2,250,927	62,305,659 *
Total Software			466,461,143

Total Information Technology			746,642,907
Materials — 2.8%
Chemicals — 2.8%
	Balchem Corp.	302,187	50,564,951
	Element Solutions Inc.	1,517,775	41,131,702

Total Materials			91,696,653
Total Common Stocks (Cost — $2,030,934,273)			3,183,213,527
Investments in Underlying Funds — 0.9%
SPDR S&P Biotech ETF (Cost — $30,528,279)		303,400	29,438,902
	Rate
Preferred Stocks — 0.5%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	2,075,035	3,236,646 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	1,593,144 *(a)(b)(c)

Total Health Care			4,829,790
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Information Technology — 0.3%
Software — 0.3%
Brain Corp.	—	1,923,387	$11,156,855 *(a)(b)(c)

Total Preferred Stocks (Cost — $18,797,220)			15,986,645
Total Investments before Short-Term Investments (Cost — $2,080,259,772)			3,228,639,074

Short-Term Investments — 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.619%	3,250,067	3,250,067 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.746%	3,250,067	3,250,067 (d)(e)

Total Short-Term Investments (Cost — $6,500,134)			6,500,134
Total Investments — 100.1% (Cost — $2,086,759,906)			3,235,139,208
Liabilities in Excess of Other Assets — (0.1)%			(4,382,626)
Total Net Assets — 100.0%			$3,230,756,582

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 9).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated
Companies was $3,250,067 and the cost was $3,250,067 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $2,083,509,839)	$3,231,889,141
Investments in affiliated securities, at value (Cost — $3,250,067)	3,250,067
Receivable for securities sold	4,674,894
Receivable for Fund shares sold	1,572,004
Dividends receivable from unaffiliated investments	14,435
Dividends receivable from affiliated investments	14,368
Prepaid expenses	72,229
Total Assets	3,241,487,138
Liabilities:
Payable for Fund shares repurchased	7,213,947
Investment management fee payable	2,118,933
Transfer agent fees payable	761,010
Service and/or distribution fees payable	216,253
Trustees’ fees payable	32,713
Accrued expenses	387,700
Total Liabilities	10,730,556
Total Net Assets	$3,230,756,582
Net Assets:
Par value (Note 7)	$821
Paid-in capital in excess of par value	1,888,942,753
Total distributable earnings (loss)	1,341,813,008
Total Net Assets	$3,230,756,582
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

Net Assets:
Class 1	$2,943,227
Class A	$848,559,519
Class C	$1,117,237
Class FI	$2,425,604
Class R	$67,595,384
Class I	$773,046,308
Class IS	$1,535,069,303
Shares Outstanding:
Class 1	77,374
Class A	23,583,543
Class C	46,201
Class FI	66,940
Class R	1,993,787
Class I	19,169,333
Class IS	37,170,269
Net Asset Value:
Class 1 (and redemption price)	$38.04
Class A (and redemption price)	$35.98
Class C*	$24.18
Class FI (and redemption price)	$36.24
Class R (and redemption price)	$33.90
Class I (and redemption price)	$40.33
Class IS (and redemption price)	$41.30
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$38.07

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Statement of Operations
For the Year Ended October 31, 2024

Investment Income:
Dividends from unaffiliated investments	$10,297,399
Dividends from affiliated investments	377,673
Total Investment Income	10,675,072
Expenses:
Investment management fee (Note 2)	27,738,940
Transfer agent fees (Notes 2 and 5)	2,808,818
Service and/or distribution fees (Notes 2 and 5)	2,572,474
Shareholder reports	304,038
Trustees’ fees	215,074
Registration fees	146,266
Legal fees	112,627
Fund accounting fees	108,066
Audit and tax fees	44,740
Insurance	34,070
Commitment fees (Note 10)	33,296
Custody fees	21,705
Interest expense	17,450
Miscellaneous expenses	26,643
Total Expenses	34,184,207
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,591)
Net Expenses	34,177,616
Net Investment Loss	(23,502,544)
Realized and Unrealized Gain on Investments and Written Options (Notes 1, 3, 4 and 11):
Net Realized Gain From:
Investment transactions in unaffiliated securities	295,170,141
Written options	327,184
Net Realized Gain	295,497,325
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	502,461,524
Investments in affiliated securities	25,365,621
Change in Net Unrealized Appreciation (Depreciation)	527,827,145
Net Gain on Investments and Written Options	823,324,470
Increase in Net Assets From Operations	$799,821,926
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2024	2023
Operations:
Net investment loss	$(23,502,544)	$(23,666,230)
Net realized gain	295,497,325	71,394,209
Change in net unrealized appreciation (depreciation)	527,827,145	(577,501,036)
Increase (Decrease) in Net Assets From Operations	799,821,926	(529,773,057)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,441,040)	—
Decrease in Net Assets From Distributions to Shareholders	(16,441,040)	—
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	589,777,949	1,065,193,960
Reinvestment of distributions	14,049,132	—
Cost of shares repurchased	(1,636,534,210)	(1,123,968,064)
Shares redeemed in-kind (Note 11)	(40,172,335)	(90,623,118)
Decrease in Net Assets From Fund Share Transactions	(1,072,879,464)	(149,397,222)
Decrease in Net Assets	(289,498,578)	(679,170,279)
Net Assets:
Beginning of year	3,520,255,160	4,199,425,439
End of year	$3,230,756,582	$3,520,255,160
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class 1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$30.79	$35.33	$56.17	$42.48	$35.87
Income (loss) from operations:
Net investment loss	(0.23)	(0.20)	(0.23)	(0.30)	(0.23)
Net realized and unrealized gain (loss)	7.63	(4.34)	(15.16)	17.24	9.47
Total income (loss) from operations	7.40	(4.54)	(15.39)	16.94	9.24
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$38.04	$30.79	$35.33	$56.17	$42.48
Total return[2]	24.07%	(12.85)%	(29.76)%	41.62%	27.19%
Net assets, end of year (000s)	$2,943	$2,873	$3,487	$5,366	$4,415
Ratios to average net assets:
Gross expenses	0.92%	0.92%	0.89%	0.89%	0.92%
Net expenses[3,4]	0.92	0.92	0.89	0.89	0.92
Net investment loss	(0.63)	(0.56)	(0.58)	(0.58)	(0.62)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.21	$33.61	$53.85	$40.95	$34.74
Income (loss) from operations:
Net investment loss	(0.31)	(0.28)	(0.33)	(0.42)	(0.31)
Net realized and unrealized gain (loss)	7.23	(4.12)	(14.46)	16.57	9.15
Total income (loss) from operations	6.92	(4.40)	(14.79)	16.15	8.84
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$35.98	$29.21	$33.61	$53.85	$40.95
Total return[2]	23.73%	(13.09)%	(29.95)%	41.23%	26.90%
Net assets, end of year (millions)	$849	$762	$887	$1,332	$993
Ratios to average net assets:
Gross expenses	1.19%	1.18%	1.18%	1.16%	1.17%
Net expenses[3,4]	1.19	1.18	1.18	1.16	1.17
Net investment loss	(0.90)	(0.83)	(0.87)	(0.85)	(0.87)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.83	$22.98	$38.93	$30.60	$26.77
Income (loss) from operations:
Net investment loss	(0.40)	(0.36)	(0.45)	(0.58)	(0.42)
Net realized and unrealized gain (loss)	4.90	(2.79)	(10.05)	12.16	6.88
Total income (loss) from operations	4.50	(3.15)	(10.50)	11.58	6.46
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$24.18	$19.83	$22.98	$38.93	$30.60
Total return[2]	22.75%	(13.71)%	(30.48)%	40.15%	25.95%
Net assets, end of year (000s)	$1,117	$1,423	$2,365	$5,976	$9,551
Ratios to average net assets:
Gross expenses	1.98%	1.93%	1.99%	1.91%	1.92%
Net expenses[3,4]	1.98	1.93	1.99	1.91	1.92
Net investment loss	(1.69)	(1.57)	(1.68)	(1.60)	(1.60)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.42	$33.87	$54.23	$41.24	$34.98
Income (loss) from operations:
Net investment loss	(0.32)	(0.30)	(0.34)	(0.43)	(0.31)
Net realized and unrealized gain (loss)	7.29	(4.15)	(14.57)	16.67	9.20
Total income (loss) from operations	6.97	(4.45)	(14.91)	16.24	8.89
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$36.24	$29.42	$33.87	$54.23	$41.24
Total return[2]	23.73%	(13.14)%	(29.97)%	41.14%	26.89%
Net assets, end of year (000s)	$2,426	$2,142	$4,533	$7,946	$8,726
Ratios to average net assets:
Gross expenses	1.20%	1.24%	1.20%	1.21%	1.19%
Net expenses[3,4]	1.20	1.24	1.20	1.21	1.19
Net investment loss	(0.92)	(0.89)	(0.89)	(0.86)	(0.87)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.61	$31.86	$51.50	$39.40	$33.62
Income (loss) from operations:
Net investment loss	(0.39)	(0.36)	(0.41)	(0.56)	(0.40)
Net realized and unrealized gain (loss)	6.83	(3.89)	(13.78)	15.91	8.81
Total income (loss) from operations	6.44	(4.25)	(14.19)	15.35	8.41
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$33.90	$27.61	$31.86	$51.50	$39.40
Total return[2]	23.37%	(13.34)%	(30.18)%	40.79%	26.49%
Net assets, end of year (000s)	$67,595	$69,013	$74,632	$99,190	$72,116
Ratios to average net assets:
Gross expenses	1.48%	1.48%	1.48%	1.48%	1.46%
Net expenses[3,4]	1.48	1.48	1.48	1.48	1.46
Net investment loss	(1.19)	(1.13)	(1.17)	(1.17)	(1.15)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.64	$37.44	$59.18	$44.62	$37.54
Income (loss) from operations:
Net investment loss	(0.24)	(0.21)	(0.25)	(0.33)	(0.23)
Net realized and unrealized gain (loss)	8.08	(4.59)	(16.04)	18.14	9.94
Total income (loss) from operations	7.84	(4.80)	(16.29)	17.81	9.71
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$40.33	$32.64	$37.44	$59.18	$44.62
Total return[2]	24.06%	(12.82)%	(29.77)%	41.57%	27.23%
Net assets, end of year (millions)	$773	$951	$1,032	$1,700	$1,419
Ratios to average net assets:
Gross expenses	0.91%	0.91%	0.90%	0.91%	0.90%
Net expenses[3,4]	0.91	0.91	0.90	0.91	0.90
Net investment loss	(0.62)	(0.56)	(0.59)	(0.60)	(0.60)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.37	$38.24	$60.25	$45.31	$38.04
Income (loss) from operations:
Net investment loss	(0.20)	(0.16)	(0.20)	(0.26)	(0.19)
Net realized and unrealized gain (loss)	8.28	(4.71)	(16.36)	18.45	10.09
Total income (loss) from operations	8.08	(4.87)	(16.56)	18.19	9.90
Less distributions from:
Net realized gains	(0.15)	—	(5.45)	(3.25)	(2.63)
Total distributions	(0.15)	—	(5.45)	(3.25)	(2.63)
Net asset value, end of year	$41.30	$33.37	$38.24	$60.25	$45.31
Total return[2]	24.25%	(12.73)%	(29.68)%	41.79%	27.39%
Net assets, end of year (millions)	$1,535	$1,732	$2,196	$3,479	$2,163
Ratios to average net assets:
Gross expenses	0.78%	0.78%	0.78%	0.77%	0.78%
Net expenses[3,4]	0.78	0.78	0.78	0.77	0.78
Net investment loss	(0.49)	(0.42)	(0.47)	(0.47)	(0.48)
Portfolio turnover rate[5]	22%	13%	9%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2024.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Growth Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$743,169,009	—	$3,473,898	$746,642,907
Other Common Stocks	2,436,570,620	—	—	2,436,570,620
Investments in Underlying Funds	29,438,902	—	—	29,438,902
Preferred Stocks:
Health Care	—	—	4,829,790	4,829,790
Information Technology	—	—	11,156,855	11,156,855
Total Long-Term Investments	3,209,178,531	—	19,460,543	3,228,639,074
Short-Term Investments†	6,500,134	—	—	6,500,134
Total Investments	$3,215,678,665	—	$19,460,543	$3,235,139,208

†	See Schedule of Investments for additional detailed categorizations.
(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

ClearBridge Small Cap Growth Fund 2024 Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(55,480,324)	$55,480,324
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and

ClearBridge Small Cap Growth Fund 2024 Annual Report

short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended October 31, 2024, fees waived and/or expenses reimbursed amounted to $6,591, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $37,907 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended October 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$17,719	—
CDSCs	95	$15
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$804,394,741
Sales	1,816,305,403 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $39,643,674 (Note 11).
At October 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,089,947,681	$1,388,239,095	$(243,047,568)	$1,145,191,527
4. Derivative instruments and hedging activities
At October 31, 2024, the Fund did not have any derivative instruments outstanding.

ClearBridge Small Cap Growth Fund 2024 Annual Report

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$327,184
During the year ended October 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$13,746

†	At October 31, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$4,649
Class A	$2,180,120	1,373,579
Class C	13,427	2,743
Class FI	6,159	4,215
Class R	372,768	150,689
Class I	—	1,240,281
Class IS	—	32,662
Total	$2,572,474	$2,808,818
For the year ended October 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$6
Class A	1,568
Class C	2
Class FI	4
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Waivers/Expense Reimbursements
Class R	$133
Class I	1,659
Class IS	3,219
Total	$6,591
6. Distributions to shareholders by class

	Year Ended October 31, 2024	Year Ended October 31, 2023
Net Realized Gains:
Class 1	$14,201	—
Class A	3,941,527	—
Class C	10,593	—
Class FI	10,876	—
Class R	375,089	—
Class I	4,381,400	—
Class IS	7,707,354	—
Total	$16,441,040	—
7. Shares of beneficial interest
At October 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	394	$14,201	—	—
Shares repurchased	(16,327)	(618,591)	(5,374)	$(199,801)
Net decrease	(15,933)	$(604,390)	(5,374)	$(199,801)
Class A
Shares sold	4,216,422	$144,724,239	4,906,394	$167,839,095
Shares issued on reinvestment	107,855	3,683,235	—	—
Shares repurchased	(6,813,494)	(237,501,673)	(5,228,274)	(177,044,809)
Net decrease	(2,489,217)	$(89,094,199)	(321,880)	$(9,205,714)

ClearBridge Small Cap Growth Fund 2024 Annual Report

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	8,351	$193,813	14,385	$326,780
Shares issued on reinvestment	455	10,507	—	—
Shares repurchased	(34,361)	(811,540)	(45,543)	(1,037,590)
Net decrease	(25,555)	$(607,220)	(31,158)	$(710,810)
Class FI
Shares sold	8,151	$289,248	12,739	$441,139
Shares issued on reinvestment	316	10,876	—	—
Shares repurchased	(14,339)	(504,256)	(73,775)	(2,553,237)
Net decrease	(5,872)	$(204,132)	(61,036)	$(2,112,098)
Class R
Shares sold	282,479	$9,275,886	869,908	$28,668,730
Shares issued on reinvestment	11,600	374,203	—	—
Shares repurchased	(799,511)	(26,260,919)	(712,973)	(22,701,047)
Net increase (decrease)	(505,432)	$(16,610,830)	156,935	$5,967,683
Class I
Shares sold	4,584,634	$178,221,987	10,118,092	$377,804,201
Shares issued on reinvestment	97,533	3,723,830	—	—
Shares repurchased	(14,662,661)	(561,309,828)	(8,521,953)	(316,039,147)
Net increase (decrease)	(9,980,494)	$(379,364,011)	1,596,139	$61,765,054
Class IS
Shares sold	6,460,694	$257,072,776	12,569,470	$490,114,015
Shares issued on reinvestment	159,597	6,232,280	—	—
Shares repurchased	(20,321,717)	(809,527,403)	(15,658,861)	(604,392,433)
Shares redeemed in-kind	(1,018,827)	(40,172,335)	(2,439,177)	(90,623,118)
Net decrease	(14,720,253)	$(586,394,682)	(5,528,568)	$(204,901,536)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following companies were considered affiliated companies for all or some portion of the year ended October 31, 2024. The following transactions were effected in such companies for the year ended October 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.*	$47,012,569	—	—	$58,411,526	1,950,729
ClearBridge Small Cap Growth Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$33,919,289	$281,074,009	281,074,009	$311,743,231	311,743,231
	$80,931,858	$281,074,009		$370,154,757

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Model N Inc.*	$(13,966,664)	—	$25,365,621	—
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$377,673	—	$3,250,067
	$(13,966,664)	$377,673	$25,365,621	$3,250,067

*	This security is no longer an affiliated company.
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 10/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,473,898	$5.80	0.11%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	11,156,855	5.80	0.34
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	3,236,646	1.56	0.10
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	1,593,144	4.41	0.05
			$21,414,339	$19,460,543		0.60%
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

ClearBridge Small Cap Growth Fund 2024 Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2024.
11. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the years ended October 31, 2024, and October 31, 2023, the Fund had redemptions in-kind with total proceeds in the amounts of $40,172,335 and $90,623,118, respectively. The net realized gains on these redemptions in-kind amounted to $18,317,933 and $39,452,470, respectively, which were not realized for tax purposes.
12. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2024	2023
Distributions paid from:
Net long-term capital gains	$16,441,040	—
As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed long-term capital gains — net	$216,347,690
Other book/tax temporary differences(a)	(19,726,209)
Unrealized appreciation (depreciation)(b)	1,145,191,527
Total distributable earnings (loss) — net	$1,341,813,008

(a)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
ClearBridge Small Cap Growth Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of ClearBridge Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Small Cap Growth Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and portfolio company investees. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Small Cap Growth Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$77,757,008
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$10,784,246
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$10,784,154
ClearBridge Small Cap Growth Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

ClearBridge Small Cap Growth Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to ClearBridge Small Cap Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
ClearBridge Small Cap Growth Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks

ClearBridge Small Cap Growth Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was below the median performance of the funds in the Performance Universe for the 1-, 3- and 5-year periods and above the median performance of the funds in the Performance Universe for the 10-year period. The Board noted the explanations from the Manager and ClearBridge concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
ClearBridge Small Cap Growth Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts and retail managed accounts.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 16 small-cap growth funds (including the Fund)

ClearBridge Small Cap Growth Fund

selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap growth funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.
ClearBridge Small Cap Growth Fund

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ClearBridge
Small Cap Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager/adviser
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
ClearBridge Small Cap Growth Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Small Cap Growth Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90149-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2024